Notes Related to the Consolidated Statements of Financial Position - Summary of Trade and Other Payables (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Trade and other payables [line items]
Total trade and other payables	€ 11,492	€ 16,655
Payables to domestic vendors [members]
Trade and other payables [line items]
Total trade and other payables	1,564	3,013
Payables to foreign vendors [members]
Trade and other payables [line items]
Total trade and other payables	3,692	10,389
Payables to vendors accruals [members]
Trade and other payables [line items]
Total trade and other payables	€ 6,235	€ 3,253